Employee Compensation and Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Compensation Related Costs [Abstract]
Partnership interest-based compensation	$ 172,358,000	$ 30,233,000	$ 19,495,000
Interest-based compensation, award modifications	46,900,000	16,300,000	0.0
Unvested stated target payments	0	12,300,000	6,900,000
Interest-based compensation expense, profit interest	$ 125,500,000	$ 13,900,000	16,800,000
Service period				5 years
Interest-based compensation expense, equity awards			$ 2,700,000